Financial instruments - Inputs and Valuation Technique (Details)	9 Months Ended
Mar. 31, 2025 $ / shares
Convertible notes [Abstract]
Closing share price	$ 6.09
Conversion Price - Convertible notes	$ 16.81
Risk free interest rate, share options granted	3.88%
Expected volatility, share options granted	43.00%